CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 57,763	$ 15,401	$ 48,788
Other Comprehensive Income (Loss), Tax [Abstract]
Foreign currency translation adjustments	(137)	43
Total comprehensive income	57,626	15,444	48,788
Net income attributable to noncontrolling interest			(811)
Total comprehensive income	$ 57,626	$ 15,444	$ 47,977